Fair Value Measurements (Tables)	9 Months Ended
Sep. 30, 2019
Fair Value Measurements
Schedule of financial instruments measured at fair value on a recurring basis

	September 30, 2019
	Level I	Level II	Level III	Total
Contingent Consideration Liability[1]	—	—	2,327,919	2,327,919

Note

[1] This represents the liability incurred in connection with the acquisition of DBOT shares during Q3 2019 as disclosed in Note 5(f).

Summary of significant inputs and assumptions used

The following table presents the significant inputs and assumptions used in the model:

September 30, 2019
Risk-free interest rate	1.8%
Expected volatility	30%
Expected term	0.5 year
Expected dividend yield	0%

Summary of reconciliation of level 3 fair value measurements

Reconciliation of level 3 fair value measurements:

Contingent
Consideration
Liability
January 1, 2019	$—
Addition	(2,217,034)
Remeasurement (loss)/gain recognized in the income statement	(110,885)
September 30, 2019	$(2,327,919)